Note 8 - Patents and Licenses - Components of Patents and Licenses (Details) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Statement Line Items [Line Items]
Balance, patents and licenses	$ 449,676	$ 426,813
Balance, patents and licenses	456,250	449,676	$ 426,813	$ 449,676
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Amortization, intangible assets	37,228			23,266
Patents and licenses [member]
Statement Line Items [Line Items]
Balance, patents and licenses	449,676	426,813
Balance, patents and licenses	456,250	449,676	426,813	449,676
Patents and licenses [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance, patents and licenses	609,887	537,249	327,435	327,435
Additions, intangible assets	60,543	72,638	209,814
Balance, patents and licenses	670,430	609,887	537,249	609,887
Patents and licenses [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance, patents and licenses	160,211	110,436	66,714	66,714
Balance, patents and licenses	214,180	160,211	110,436	$ 160,211
Amortization, intangible assets	$ 53,969	$ 49,775	$ 43,722